Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 14, 2022
Summary of Significant Accounting Policies
Cash	$ 0	$ 0	$ 0	$ 809,481
Cash equivalents	0	0	0
Restricted cash	14,876	14,876	8,651	$ 0
Common stock subject to possible redemption, shares outstanding					11,500,000
Deferred offering costs			0
Excess was erroneously withdrawn from the trust account	108,611	108,611	108,611
Federal depositary insurance coverage	250,000	250,000	$ 250,000
Effective tax rate			(7.57%)	(55.50%)
Statutory tax rate			21.00%	21.00%
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0	$ 0